Revenues - Summary of Breakdown of Revenues by Type of Good or Service (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of revenue [line items]
Sales of goods and services	$ 682,928	$ 686,644	$ 435,558
Diesel [member]
Disclosure of revenue [line items]
Sales of goods and services	237,732	222,472	132,073
Gasolines [member]
Disclosure of revenue [line items]
Sales of goods and services	127,139	141,511	97,093
Natural gas [member]
Disclosure of revenue [line items]
Sales of goods and services	106,108	114,022	80,433
Crude oil [member]
Disclosure of revenue [line items]
Sales of goods and services	14,524	14,703	3,477
Jet fuel [member]
Disclosure of revenue [line items]
Sales of goods and services	15,429	44,075	25,999
Lubricants and by-products [member]
Disclosure of revenue [line items]
Sales of goods and services	22,139	14,525	8,928
Liquefied petroleum gas [member]
Disclosure of revenue [line items]
Sales of goods and services	13,089	14,643	12,542
Fuel oil [member]
Disclosure of revenue [line items]
Sales of goods and services	13,653	7,040	3,354
Petrochemicals [member]
Disclosure of revenue [line items]
Sales of goods and services	20,186	21,742	16,239
Fertilizers and crop protection products [member]
Disclosure of revenue [line items]
Sales of goods and services	23,042	9,541	5,001
Flours, oils and grains [member]
Disclosure of revenue [line items]
Sales of goods and services	31,315	19,612	7,917
Asphalts [member]
Disclosure of revenue [line items]
Sales of goods and services	3,288	4,429	4,129
Goods for resale at gas stations [member]
Disclosure of revenue [line items]
Sales of goods and services	3,825	4,819	3,381
Income from services [member]
Disclosure of revenue [line items]
Sales of goods and services	3,574	3,555	1,344
Income from construction contracts [member]
Disclosure of revenue [line items]
Sales of goods and services	8,428	13,695	5,551
Virgin naphtha [member]
Disclosure of revenue [line items]
Sales of goods and services	6,393	5,625	3,999
Petroleum coke [member]
Disclosure of revenue [line items]
Sales of goods and services	5,619	6,013	6,139
Liquefied natural gas regasification [member]
Disclosure of revenue [line items]
Sales of goods and services	5,025	2,731	3,359
Other goods and services [member]
Disclosure of revenue [line items]
Sales of goods and services	22,420	21,891	14,600
Upstream [member]
Disclosure of revenue [line items]
Sales of goods and services	2,472	2,087	3,181
Upstream [member] | Other goods and services [member]
Disclosure of revenue [line items]
Sales of goods and services	2,472	2,087	3,181
Downstream [member]
Disclosure of revenue [line items]
Sales of goods and services	546,173	537,791	336,569
Downstream [member] | Diesel [member]
Disclosure of revenue [line items]
Sales of goods and services	237,732	222,472	132,073
Downstream [member] | Gasolines [member]
Disclosure of revenue [line items]
Sales of goods and services	127,139	141,511	97,093
Downstream [member] | Natural gas [member]
Disclosure of revenue [line items]
Sales of goods and services	823	1,521	1,000
Downstream [member] | Crude oil [member]
Disclosure of revenue [line items]
Sales of goods and services	14,524	14,703	3,477
Downstream [member] | Jet fuel [member]
Disclosure of revenue [line items]
Sales of goods and services	15,429	44,075	25,999
Downstream [member] | Lubricants and by-products [member]
Disclosure of revenue [line items]
Sales of goods and services	22,139	14,525	8,928
Downstream [member] | Liquefied petroleum gas [member]
Disclosure of revenue [line items]
Sales of goods and services	13,089	14,643	12,542
Downstream [member] | Fuel oil [member]
Disclosure of revenue [line items]
Sales of goods and services	13,653	7,040	3,354
Downstream [member] | Petrochemicals [member]
Disclosure of revenue [line items]
Sales of goods and services	20,186	21,742	16,239
Downstream [member] | Fertilizers and crop protection products [member]
Disclosure of revenue [line items]
Sales of goods and services	23,042	9,541	5,001
Downstream [member] | Flours, oils and grains [member]
Disclosure of revenue [line items]
Sales of goods and services	31,315	19,612	7,917
Downstream [member] | Asphalts [member]
Disclosure of revenue [line items]
Sales of goods and services	3,288	4,429	4,129
Downstream [member] | Goods for resale at gas stations [member]
Disclosure of revenue [line items]
Sales of goods and services	3,825	4,819	3,381
Downstream [member] | Virgin naphtha [member]
Disclosure of revenue [line items]
Sales of goods and services	6,393	5,625	3,999
Downstream [member] | Petroleum coke [member]
Disclosure of revenue [line items]
Sales of goods and services	5,619	6,013	6,139
Downstream [member] | Other goods and services [member]
Disclosure of revenue [line items]
Sales of goods and services	7,977	5,520	5,298
Gas and power [member]
Disclosure of revenue [line items]
Sales of goods and services	119,176	125,853	86,883
Gas and power [member] | Natural gas [member]
Disclosure of revenue [line items]
Sales of goods and services	105,285	112,501	79,433
Gas and power [member] | Liquefied natural gas regasification [member]
Disclosure of revenue [line items]
Sales of goods and services	5,025	2,731	3,359
Gas and power [member] | Other goods and services [member]
Disclosure of revenue [line items]
Sales of goods and services	8,866	10,621	4,091
Corporation and others [member]
Disclosure of revenue [line items]
Sales of goods and services	15,107	20,913	8,925
Corporation and others [member] | Income from services [member]
Disclosure of revenue [line items]
Sales of goods and services	3,574	3,555	1,344
Corporation and others [member] | Income from construction contracts [member]
Disclosure of revenue [line items]
Sales of goods and services	8,428	13,695	5,551
Corporation and others [member] | Other goods and services [member]
Disclosure of revenue [line items]
Sales of goods and services	$ 3,105	$ 3,663	$ 2,030